Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Schedule of Cash and cash equivalents comprise

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
Cash on hand	576	783	4,465
Cash at bank	6,488,637	6,414,658	6,323,656
Cash and cash equivalents as presented in the consolidated statements of financial position and in the consolidated statements of cash flows	6,489,213	6,415,441	6,328,121